Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Fair Value

The following table presents information about the Company’s assets and liabilities fair value at June 30, 2026 and December 31, 2025, and indicates the fair value hierarchy of the valuation inputs that the Company utilized to determine such fair value:

	As of June 30, 2026
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$54,894	$—	$—	$54,894
Commercial deposits	—	19,268	—	19,268
Marketable securities:
Corporate and Agency bonds	—	150,351	—	150,351
Treasury bills	—	24,370	—	24,370
US Government bonds	—	77,177	—	77,177
Commercial paper	—	5,809	—	5,809
Foreign currency derivative contracts	—	1,681	—	1,681

Total financial assets	$54,894	$278,656	$—	$333,550

Liabilities:
Earn-out	—	—	(1,401)	(1,401)
Foreign currency derivative contracts	—	(124)	—	(124)

Total financial liabilities	$—	$(124)	$(1,401)	$(1,525)

	As of December 31, 2025
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$60,651	$—	$—	$60,651
Commercial deposits	—	11,508	—	11,508
Marketable securities:
Corporate and Agency bonds	—	135,200	—	135,200
Treasury bills	—	28,409	—	28,409
US Government bonds	—	81,084	—	81,084
Commercial paper	—	4,810	—	4,810
Foreign currency derivative contracts	—	2,025	—	2,025

Total financial assets	$60,651	$263,036	$—	$323,687

Liabilities:
Earn-out	—	—	(1,401)	(1,401)
Foreign currency derivative contracts	—	(243)	—	(243)

Total financial liabilities	$—	$(243)	$(1,401)	$(1,644)